Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2021
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities	The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2021 and March 31, 2021.

	At September 30, 2021	At March 31, 2021

	(In millions)
Loan commitments	¥70,107,077	¥71,677,806
Financial guarantees and other credit-related contingent liabilities	10,189,812	9,872,696

Total	¥80,296,889	¥81,550,502